                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13 F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [ ]; Amendment Number:
                                               ----------
     This Amendment (check one only): [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Jonathan Wood
Address: PO Box 309 GT
         Ugland House South Church Street
         George Town - Grand Cayman - Cayman Islands

Form 13F File Number: 28-13258

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Jonathan Wood
Phone: +44 7768 480595

Signature, Place and Date of Signing:


          /s/ Jonathan Wood                 London, UK            8/24/2010
-------------------------------------   -----------------   --------------------
             [Signature]                  [City, State]            [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

Form 13F File Number   Name
--------------------   ----
28-12138               SRM Fund Management Cayman Limited

[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:         12
Form 13F Information Table Value Total:     37,689
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                           FORM 13F INFORMATION TABLE

          COLUMN 1             COLUMN 2     COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7   COLUMN 8
---------------------------  ------------  ---------  --------  ------------------  ----------  --------  ---------
                                                        VALUE   SHRS OR  SH/  PUT/  INVESTMENT    OTHER     VOTING
ISSUER NAME                  CLASS TITLE   CUSIP      (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  AUTHORITY
---------------------------  ------------  ---------  --------  -------  ---  ----  ----------  --------  ---------
APPLE INC                    COM           037833100     4,938   19,630  SH         DEFINED                  19,630
ASSURED GUARANTY LTD         COM           G0585R106     3,357  253,004  SH         DEFINED                 253,004
BANK OF AMERICA CORPORATION  COM           060505104     2,068  143,935  SH         DEFINED                 143,935
BLACKSTONE GROUP L P         COM UNIT LTD  09253U108     2,095  219,185  SH         DEFINED                 219,185
CITIGROUP INC                COM           172967101     1,471  391,320  SH         DEFINED                 391,320
GOLDMAN SACHS GROUP INC      COM           38141G104     2,047   15,595  SH         DEFINED                  15,595
GOOGLE INC                   CL A          38259P508     4,857   10,915  SH         DEFINED                  10,915
JPMORGAN CHASE & CO          COM           46625H100     3,599   98,300  SH         DEFINED                  98,300
MBIA INC                     COM           55262C100     3,383  603,112  SH         DEFINED                 603,112
OCH ZIFF CAP MGMT GROUP      CL A          67551U105     3,059  242,996  SH         DEFINED                 242,996
SOTHEBYS                     COM           835898107     1,313   57,425  SH         DEFINED                  57,425
VIRGIN MEDIA INC             COM           92769L101     5,502  329,686  SH         DEFINED                 329,686